Other financial assets and liabilities - Summary of other financial assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [Line Items]
Non-current derivatives not related to net debt	$ 148	$ 39
Non-current derivatives related to net debt	148	24
Non-current equity shares and quoted funds	317	255
Non-current other investments, including loans	286	263
Non-current loans to equity accounted units	800	509
Total other financial assets, non-current	1,699	1,090
Current derivates not related to net debt	23	49
Current derivatives related to net debt	3	0
Current equity shares and quoted funds	1	24
Current other investments, including loans	547	346
Current loans to equity accounted units	0	0
Total other financial assets, current	574	419
Derivatives not related to net debt	171	88
Derivatives related to net debt	151	24
Equity shares and quoted funds	318	279
Other investments, including loans	833	609
Loans to equity accounted units	800	509
Total other financial assets	2,273	1,509
Highly liquid financial assets held in managed investment funds classified as held for trading	363	212
Investment in equity accounted units (EAUs)
Disclosure of financial assets [Line Items]
Loans to equity accounted units	$ 842	$ 534	$ 0